Calvert
Emerging Markets Advancement Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Argentina — 1.0%
Grupo Supervielle SA ADR(1)(2)	66,602	$ 705,315
Telecom Argentina SA ADR(1)	47,292	417,589
		$ 1,122,904
Brazil — 0.1%
Adecoagro SA(2)	11,752	$ 107,413
		$ 107,413
Chile — 6.6%
Banco de Chile	8,990,100	$ 1,359,673
Banco de Credito e Inversiones SA	16,822	710,347
Banco Santander Chile	12,793,900	806,258
Cencosud SA	328,400	1,117,432
Cia Sud Americana de Vapores SA	5,680,000	290,333
Embotelladora Andina SA, PFC Shares	92,300	376,581
Enel Americas SA	2,350,525	228,966
Enel Chile SA	6,758,280	500,401
Falabella SA	162,800	865,005
Quinenco SA	53,800	210,782
Sociedad Quimica y Minera de Chile SA, Class B, PFC Shares(1)	30,550	1,088,700
		$7,554,478
China — 12.0%
AAC Technologies Holdings, Inc.	14,500	$75,441
Akeso, Inc.(1)(3)	13,000	152,985
Alibaba Group Holding Ltd. ADR	15,639	1,773,619
Alibaba Health Information Technology Ltd.(1)(2)	134,000	81,327
BYD Co. Ltd., Class H(2)	33,000	513,811
BYD Electronic International Co. Ltd.(2)	14,000	56,983
China Mengniu Dairy Co. Ltd.	66,000	136,040
China Merchants Bank Co. Ltd., Class H	53,000	371,793
China Minsheng Banking Corp. Ltd., Class H	181,500	102,958
China Overseas Land & Investment Ltd.	84,500	147,300
China Resources Land Ltd.	55,000	187,263
China State Construction International Holdings Ltd.	46,000	69,428
CSPC Pharmaceutical Group Ltd.	160,000	157,386
ENN Energy Holdings Ltd.	19,000	152,532
Fuyao Glass Industry Group Co. Ltd., Class H(3)	11,600	82,887
Geely Automobile Holdings Ltd.	99,000	202,079
Great Wall Motor Co. Ltd., Class H(1)	44,000	67,939
Guangdong Investment Ltd.	74,000	62,007
Guangdong Land Holdings Ltd.(1)	2,194,562	61,077
H World Group Ltd. ADR	4,291	145,551
Haidilao International Holding Ltd.(2)(3)	34,000	64,823
Hansoh Pharmaceutical Group Co. Ltd.(3)	24,000	91,207
Innovent Biologics, Inc.(1)(2)(3)	27,500	275,679
JD Health International, Inc.(1)(3)	20,100	110,707
JD Logistics, Inc.(1)(3)	36,200	60,858
JD.com, Inc. ADR	15,348	500,959
Security	Shares	Value
China (continued)
Kingsoft Corp. Ltd.	18,800	$ 98,259
Li Auto, Inc. ADR(1)(2)	8,519	230,950
Longfor Group Holdings Ltd.(3)	47,523	56,314
Meituan, Class B(1)(3)	55,000	884,732
NetEase, Inc. ADR	3,989	536,840
NIO, Inc. ADR(1)(2)	23,658	81,147
Nongfu Spring Co. Ltd., Class H(2)(3)	36,800	188,776
Pop Mart International Group Ltd.(3)	14,200	483,782
Postal Savings Bank of China Co. Ltd., Class H(3)	195,000	136,348
Qifu Technology, Inc. ADR	2,892	125,397
Sinopharm Group Co. Ltd., Class H	26,800	62,912
Sunny Optical Technology Group Co. Ltd.	13,800	122,564
Tencent Holdings Ltd.	60,800	3,917,685
Tencent Music Entertainment Group ADR	14,351	279,701
Tingyi Cayman Islands Holding Corp.	42,000	61,657
Trip.com Group Ltd. ADR	6,623	388,373
Want Want China Holdings Ltd.	93,000	65,045
Xinyi Solar Holdings Ltd.(2)	120,000	38,200
XPENG, Inc. ADR(1)	12,493	223,375
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,100	48,792
		$13,735,488
Cyprus — 3.1%
Bank of Cyprus Holdings PLC	483,626	$3,580,936
		$3,580,936
Georgia — 1.9%
Georgia Capital PLC(1)	62,297	$1,646,066
Lion Finance Group PLC	2,893	281,786
TBC Bank Group PLC	3,802	242,237
		$2,170,089
Greece — 16.9%
Alpha Bank SA	792,171	$2,790,084
Athens Water Supply & Sewage Co. SA	39,006	266,512
Eurobank Ergasias Services & Holdings SA, Class A	993,676	3,422,499
GEK TERNA SA	43,397	1,025,142
Hellenic Telecommunications Organization SA	67,515	1,283,802
JUMBO SA	38,616	1,335,478
LAMDA Development SA(1)	64,560	479,623
National Bank of Greece SA	297,550	3,793,986
Piraeus Financial Holdings SA	411,047	2,847,645
Public Power Corp. SA	125,630	2,053,111
		$19,297,882
Hong Kong — 0.1%
Sino Biopharmaceutical Ltd.	191,000	$128,494
		$128,494
India — 13.0%
Apollo Hospitals Enterprise Ltd.	1,998	$168,785
Ashok Leyland Ltd.	30,101	88,112

Calvert
Emerging Markets Advancement Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Asian Paints Ltd.	7,157	$ 195,452
AU Small Finance Bank Ltd.(3)	5,029	47,953
Avenue Supermarts Ltd.(1)(3)	3,532	180,160
Axis Bank Ltd.	35,730	499,721
Bajaj Finance Ltd.	43,000	469,618
Bajaj Finserv Ltd.	2,300	55,140
Bandhan Bank Ltd.(3)	11,793	26,084
Bank of Baroda	15,482	44,923
Bank of India	5,600	7,743
Bharti Airtel Ltd.	35,292	827,388
Britannia Industries Ltd.	2,374	161,971
BSE Ltd.	1,200	38,822
Central Depository Services India Ltd.(4)	600	12,563
CG Power & Industrial Solutions Ltd.	5,600	44,559
Coforge Ltd.	10,965	246,098
Crompton Greaves Consumer Electricals Ltd.	18,918	78,366
Dabur India Ltd.	4,163	23,557
Dixon Technologies India Ltd.(4)	781	136,520
DLF Ltd.	19,843	193,983
Dr. Lal PathLabs Ltd.(3)	878	28,637
Embassy Office Parks REIT	20,528	93,261
Eternal Ltd.(1)	494,868	1,524,093
Exide Industries Ltd.	2,700	12,206
Federal Bank Ltd.	23,934	59,495
FSN E-Commerce Ventures Ltd.(1)	38,254	92,998
GMR Airports Ltd.(1)	21,700	21,573
Godrej Consumer Products Ltd.	2,487	34,178
Godrej Properties Ltd.(1)	1,000	27,344
Havells India Ltd.	3,343	60,458
HCL Technologies Ltd.	14,639	295,151
HDFC Bank Ltd.	73,119	1,706,997
HDFC Life Insurance Co. Ltd.(3)	5,700	54,095
Hindustan Unilever Ltd.	11,137	298,078
ICICI Bank Ltd.	65,885	1,113,440
IDFC First Bank Ltd.(1)	61,395	52,150
Indian Hotels Co. Ltd.	19,930	176,743
Indian Renewable Energy Development Agency Ltd.(1)	3,900	7,746
Indus Towers Ltd.(1)	18,453	90,507
IndusInd Bank Ltd.(1)	11,840	120,413
IRB Infrastructure Developers Ltd.	15,600	9,028
IRCON International Ltd.(3)	3,000	7,103
Kotak Mahindra Bank Ltd.	21,839	550,977
KPIT Technologies Ltd.	5,354	78,596
Laurus Labs Ltd.(3)	5,460	46,167
LTIMindtree Ltd.(3)	2,183	135,403
Mahindra & Mahindra Ltd.	14,300	530,776
MakeMyTrip Ltd.(1)	857	84,003
Marico Ltd.	1,455	12,257
Maruti Suzuki India Ltd.	1,918	277,442
Max Healthcare Institute Ltd.	11,179	166,344
Mphasis Ltd.	1,045	34,693
Security	Shares	Value
India (continued)
Multi Commodity Exchange of India Ltd.	200	$ 20,875
NBCC India Ltd.	9,600	13,744
Nestle India Ltd.	6,464	185,847
Patanjali Foods Ltd.	2,007	38,639
PB Fintech Ltd.(1)	2,200	46,765
Persistent Systems Ltd.	2,896	204,124
Punjab National Bank	41,181	53,073
REC Ltd.	7,300	34,299
Shriram Finance Ltd.	10,000	82,461
Siemens Energy India Ltd.(1)	2,228	77,312
Siemens Ltd.	2,228	84,487
Sona BLW Precision Forgings Ltd.(3)	3,300	18,524
State Bank of India	27,169	259,891
Sterling & Wilson Renewable(1)(4)	1,000	3,732
Suzlon Energy Ltd.(1)	67,500	53,329
Tata Consultancy Services Ltd.	16,617	671,002
Tata Elxsi Ltd.	687	50,552
Tata Motors Ltd.	29,448	236,247
Tata Power Co. Ltd.	31,617	149,537
Tata Teleservices Maharashtra Ltd.(1)	10,694	8,245
Tech Mahindra Ltd.	13,143	258,638
Titan Co. Ltd.(1)	6,163	265,243
Trent Ltd.	3,081	223,361
TVS Motor Co. Ltd.	1,933	65,776
Union Bank of India Ltd.	9,300	16,660
Vodafone Idea Ltd.(1)	256,518	22,213
Voltas Ltd.	2,965	45,444
Wipro Ltd.	64,008	198,603
WNS Holdings Ltd.(1)	586	37,059
Yes Bank Ltd.(1)	429,324	101,843
Zee Entertainment Enterprises Ltd.	11,487	19,593
		$14,896,988
Kuwait — 2.8%
Gulf Bank KSCP	921,975	$1,083,115
Mabanee Co. KPSC	263,940	754,634
Mobile Telecommunications Co. KSCP	902,000	1,426,704
		$3,264,453
Malaysia — 0.0%†
Gamuda Bhd.	7,630	$8,685
		$8,685
Pakistan — 0.8%
Bank Alfalah Ltd.	1,795,600	$506,527
Millat Tractors Ltd.	216,500	426,777
		$933,304
Romania — 0.0%†
NEPI Rockcastle NV	292	$2,226
		$2,226

Calvert
Emerging Markets Advancement Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Slovenia — 2.1%
Nova Ljubljanska Banka DD GDR(4)	66,838	$ 2,366,075
		$ 2,366,075
South Africa — 4.0%
Absa Group Ltd.	19,500	$ 194,091
Aspen Pharmacare Holdings Ltd.	7,900	53,360
Bid Corp. Ltd.	7,700	203,313
Bidvest Group Ltd.	7,800	103,147
Capitec Bank Holdings Ltd.	1,900	379,897
Clicks Group Ltd.	5,400	113,074
Discovery Ltd.	12,500	151,956
FirstRand Ltd.	125,300	535,637
Gold Fields Ltd.	26,100	618,040
Growthpoint Properties Ltd.	75,100	56,778
Kumba Iron Ore Ltd.	1,900	30,603
Mr. Price Group Ltd.	5,900	73,967
MTN Group Ltd.	38,400	305,673
MultiChoice Group(1)	5,900	39,261
Nedbank Group Ltd.	11,500	157,585
Northam Platinum Holdings Ltd.(2)	11,500	125,024
Old Mutual Ltd.	112,300	76,581
OUTsurance Group Ltd.	19,900	88,157
Pepkor Holdings Ltd.(3)	51,500	79,283
Remgro Ltd.	12,000	107,393
Sanlam Ltd.	42,600	213,411
Shoprite Holdings Ltd.	10,600	166,007
Standard Bank Group Ltd.	31,400	403,164
Valterra Platinum Ltd.	2,800	124,676
Vodacom Group Ltd.	13,400	103,829
Woolworths Holdings Ltd.	20,200	59,065
		$4,562,972
South Korea — 9.4%
CJ CheilJedang Corp.	700	$128,792
Coway Co. Ltd.	1,700	121,479
Hana Financial Group, Inc.	7,500	477,735
Hyundai Mobis Co. Ltd.	2,200	466,726
Industrial Bank of Korea	9,500	128,307
Kakao Corp.	7,500	332,687
KB Financial Group, Inc.	9,300	764,239
Meritz Financial Group, Inc.	2,900	241,247
NAVER Corp.	3,600	699,065
Samsung C&T Corp.	3,100	369,467
Samsung Electronics Co. Ltd.	82,400	3,643,860
Samsung Life Insurance Co. Ltd.	2,700	254,247
Shinhan Financial Group Co. Ltd.	11,600	525,907
SK Hynix, Inc.	10,100	2,176,364
SK Telecom Co. Ltd.	3,100	130,428
Woori Financial Group, Inc.	18,000	299,506
		$10,760,056
Security	Shares	Value
Switzerland — 0.2%
BeOne Medicines Ltd.(1)	15,000	$ 283,756
		$ 283,756
Taiwan — 13.6%
Accton Technology Corp.	11,000	$ 274,931
Acer, Inc.	85,000	88,082
Advantech Co. Ltd.	10,000	116,011
Airtac International Group	4,000	119,092
ASE Technology Holding Co. Ltd.	49,000	245,822
Asia Vital Components Co. Ltd.	6,000	153,255
ASPEED Technology, Inc.	1,000	162,624
AUO Corp.	220,000	92,987
Catcher Technology Co. Ltd.	19,000	137,964
Cathay Financial Holding Co. Ltd.	125,000	269,068
Chailease Holding Co. Ltd.	28,929	125,298
Chroma ATE, Inc.	14,000	211,972
Chunghwa Telecom Co. Ltd.	59,000	272,907
Compal Electronics, Inc.	118,000	117,368
Delta Electronics, Inc.	22,000	311,321
E Ink Holdings, Inc.	20,000	151,377
Elite Material Co. Ltd.	8,000	241,909
eMemory Technology, Inc.	1,000	80,956
Evergreen Marine Corp. Taiwan Ltd.	18,000	122,574
Far EasTone Telecommunications Co. Ltd.	50,000	153,273
First Financial Holding Co. Ltd.	6,090	6,056
Fubon Financial Holding Co. Ltd.	110,550	331,059
Gigabyte Technology Co. Ltd.	14,000	136,041
Globalwafers Co. Ltd.	7,000	72,246
Hiwin Technologies Corp.	18,000	129,496
Hotai Motor Co. Ltd.(1)	5,000	96,351
Hua Nan Financial Holdings Co. Ltd.	1,570	1,461
Innolux Corp.	254,320	101,867
Inventec Corp.	79,000	114,490
Jentech Precision Industrial Co. Ltd.	2,000	103,498
King Slide Works Co. Ltd.	2,000	139,225
King Yuan Electronics Co. Ltd.	17,000	59,349
Lite-On Technology Corp.	40,000	151,633
Lotes Co. Ltd.	1,000	46,303
MediaTek, Inc.	15,000	642,730
Mega Financial Holding Co. Ltd.	5,610	7,878
Micro-Star International Co. Ltd.	22,000	108,164
Novatek Microelectronics Corp.	11,000	205,160
PharmaEssentia Corp.(1)	4,000	75,032
President Chain Store Corp.	15,000	131,550
Quanta Computer, Inc.	34,000	319,817
Realtek Semiconductor Corp.	11,000	213,631
Shin Kong Financial Holding Co. Ltd.(1)	497,516	192,458
Sino-American Silicon Products, Inc.	18,000	56,318
SinoPac Financial Holdings Co. Ltd.	5,950	4,928
Taishin Financial Holding Co. Ltd.	10,240	5,523
Taiwan Mobile Co. Ltd.	37,000	145,597

Calvert
Emerging Markets Advancement Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	179,000	$ 6,545,913
Tatung Co. Ltd.	73,150	99,416
TCC Group Holdings Co. Ltd.	188,000	164,101
Teco Electric & Machinery Co. Ltd.	74,000	119,715
Unimicron Technology Corp.	22,000	85,864
Uni-President Enterprises Corp.	68,000	188,489
United Microelectronics Corp.	178,000	268,477
Voltronic Power Technology Corp.	2,000	86,271
Walsin Lihwa Corp.	127,366	94,185
Wan Hai Lines Ltd.	21,000	63,863
Wiwynn Corp.	2,000	173,670
WPG Holdings Ltd.	50,000	120,180
Yageo Corp.	7,169	118,962
Yang Ming Marine Transport Corp.	27,000	65,635
Yuanta Financial Holding Co. Ltd.	237,660	278,139
		$15,519,532
United Arab Emirates — 6.4%
Abu Dhabi Commercial Bank PJSC	525,596	$1,929,212
Aldar Properties PJSC	1,200,390	2,916,944
Americana Restaurants International PLC - Foreign Co.	510,937	313,086
Dubai Financial Market PJSC	188,038	86,566
Emirates Integrated Telecommunications Co. PJSC	158,471	428,491
Emirates Telecommunications Group Co. PJSC	341,196	1,635,822
Fertiglobe PLC	90,265	58,520
		$7,368,641
Vietnam — 2.1%
Digiworld Corp.	436,560	$735,944
FPT Corp.	265,620	1,201,737
Gemadept Corp.	188,300	417,085
		$2,354,766
Total Common Stocks (identified cost $81,041,231)		$110,019,138

Short-Term Investments — 4.4%
Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(5)	1,546,514	$ 1,546,514
Total Affiliated Fund (identified cost $1,546,514)		$ 1,546,514
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(6)	448,086	$ 448,086
Total Securities Lending Collateral (identified cost $448,086)		$ 448,086
U.S. Treasury Obligations — 2.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 7/17/25(7)	$ 1,600,000	$ 1,597,060
0.00%, 8/14/25(7)	1,500,000	1,492,119
Total U.S. Treasury Obligations (identified cost $3,089,119)		$ 3,089,179
Total Short-Term Investments (identified cost $5,083,719)		$ 5,083,779

Total Investments — 100.5% (identified cost $86,124,950)	$115,102,917
Other Assets, Less Liabilities — (0.5)%	$ (593,493)
Net Assets — 100.0%	$114,509,424

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $1,342,414 and the total market value of the collateral received by the Fund was $1,414,631, comprised of cash of $448,086 and U.S. government and/or agencies securities of $966,545.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $3,212,507 or 2.8% of the Fund's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $2,518,890 or 2.2% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Emerging Markets Advancement Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
At June 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	35.4%
Information Technology	19.6
Communication Services	11.5
Consumer Discretionary	11.2
Real Estate	4.3
Industrials	3.9
Consumer Staples	3.6
Utilities	3.0
Materials	2.1
Health Care	1.5
Total	96.1%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,882,744	EUR	1,650,000	UBS AG	7/11/25	$ —	$(62,026)
USD	23,269,575	EUR	20,393,000	UBS AG	7/11/25	—	(766,601)
CNH	5,000,000	USD	701,439	Goldman Sachs International	9/17/25	1,169	—
CNH	6,829,000	USD	957,928	Standard Chartered Bank	9/17/25	1,695	—
CNH	3,000,000	USD	420,036	Standard Chartered Bank	9/17/25	1,529	—
CNH	2,090,000	USD	293,275	Standard Chartered Bank	9/17/25	415	—
INR	571,900,000	USD	6,649,034	UBS AG	9/17/25	156	—
KRW	773,000,000	USD	563,954	Standard Chartered Bank	9/17/25	10,063	—
KRW	488,000,000	USD	363,098	Standard Chartered Bank	9/17/25	—	(717)
KRW	3,224,000,000	USD	2,357,703	UBS AG	9/17/25	36,386	—
TWD	296,812,085	USD	10,099,118	Standard Chartered Bank	9/17/25	286,552	—
USD	2,372,899	CNH	16,919,000	UBS AG	9/17/25	—	(4,588)
USD	1,765,262	TWD	51,000,000	Standard Chartered Bank	9/17/25	—	(19,265)
USD	2,644,945	TWD	76,500,000	Standard Chartered Bank	9/17/25	—	(31,846)
USD	4,382,422	TWD	127,500,000	Standard Chartered Bank	9/17/25	—	(78,896)
						$337,965	$(963,939)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares

Calvert
Emerging Markets Advancement Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
EUR	– Euro
INR	– Indian Rupee
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,546,514, which represents 1.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$17,570	$55,043,354	$(53,514,410)	$ —	$ —	$1,546,514	$79,869	1,546,514

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$1,122,904	$ —	$ —	$1,122,904
Brazil	107,413	—	—	107,413
Chile	7,554,478	—	—	7,554,478
China	4,285,912	9,449,576	—	13,735,488
Cyprus	—	3,580,936	—	3,580,936
Georgia	—	2,170,089	—	2,170,089
Greece	2,790,084	16,507,798	—	19,297,882
Hong Kong	—	128,494	—	128,494
India	198,374	14,698,614	—	14,896,988
Kuwait	—	3,264,453	—	3,264,453
Malaysia	—	8,685	—	8,685
Pakistan	—	933,304	—	933,304

Calvert
Emerging Markets Advancement Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Romania	$ —	$2,226	$ —	$2,226
Slovenia	—	2,366,075	—	2,366,075
South Africa	—	4,562,972	—	4,562,972
South Korea	—	10,760,056	—	10,760,056
Switzerland	—	283,756	—	283,756
Taiwan	—	15,519,532	—	15,519,532
United Arab Emirates	—	7,368,641	—	7,368,641
Vietnam	—	2,354,766	—	2,354,766
Total Common Stocks	$16,059,165	$93,959,973(1)	$ —	$110,019,138
Short-Term Investments:
Affiliated Fund	$1,546,514	$ —	$ —	$1,546,514
Securities Lending Collateral	448,086	—	—	448,086
U.S. Treasury Obligations	—	3,089,179	—	3,089,179
Total Investments	$18,053,765	$97,049,152	$ —	$115,102,917
Forward Foreign Currency Exchange Contracts	$ —	$337,965	$ —	$337,965
Total	$18,053,765	$97,387,117	$ —	$115,440,882
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(963,939)	$ —	$(963,939)
Total	$ —	$(963,939)	$ —	$(963,939)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.